Shareholder Report, Holdings (Details) - C000032333	Dec. 31, 2024
0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	4.00%
2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	13.00%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	20.20%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	7.40%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	21.90%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	33.00%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	29.30%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	28.00%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%